UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, April 11, 2006

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$743,509



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co			       COM		88579Y101 29118	   384702   SH		     SOLE	  384702
Alfa Corporation	       COM		15385107   4607	   268781   SH	    	     SOLE	  268781
Alltel Corp		       COM		20039103  18145    280232   SH		     SOLE	  280232
American Power Conversion      COM		29066107  12023    520265   SH		     SOLE	  520265
Arvinmeritor Inc	       COM		43353101   6552	   439435   SH	     	     SOLE	  439435
Bank of America Corp	       COM		60505104  41395	   908978   SH	             SOLE         908978
Belden CDT Inc		       COM		77454106  16609	   609965   SH	             SOLE	  609965
Bristol-Myers Squibb Co	       COM		110122108 28991	  1178020   SH	             SOLE	 1178020
Career Education Corp	       COM		141665109 25775	   683133   SH		     SOLE 	  683133
Chevron Corp		       COM		166764100 16713	   288302   SH		     SOLE	  288302
Convergys Corp		       COM		212485106 19956	  1095908   SH		     SOLE        1095908
Cooper Tire & Rubber	       COM		216831107 21243	  1481388   SH	    	     SOLE	 1481388
DSP Group Inc		       COM		23332B106  7616	   262535   SH	             SOLE	  262535
Diebold Inc		       COM		253651103 19206	   467289   SH		     SOLE	  467289
Dollar General Corp	       COM		256669102 18240	  1032257   SH		     SOLE	 1032257
Dollar Tree Stores	       COM		256747106 37782	  1365447   SH		     SOLE	 1365447
Ferro Corp		       COM		315405100  7100	   355015   SH		     SOLE	  355015
Fifth Third Bancorp	       COM		316773100 17905	   454900   SH		     SOLE	  454900
Fiserv Inc		       COM		337738108 13249	   311378   SH		     SOLE	  311378
Glatfelter (P.H.) Co.	       COM		377316104 12740	   695055   SH		     SOLE	  695055
H&R Block Inc		       COM		93671105  16517	   762910   SH		     SOLE         762910
Health Mgmt Associates Inc -A  COM		421933102 24232	  1123429   SH		     SOLE	 1123429
Hubbell Inc. B		       COM		443510201  5641	   110044   SH		     SOLE	  110044
Insituform Technologies - CL A COM		457667103  6198	   233025   SH		     SOLE	  233025
Int'l Flavors & Fragrances     COM		459506101 21340	   621802   SH		     SOLE	  621802
Intel Corp		       COM		458140100 18516    951500   SH		     SOLE	  951500
Keycorp			       COM		493267108  5747	   156155   SH		     SOLE	  156155
Kimberly-Clark Corp	       COM		494368103 24589	   425415   SH		     SOLE 	  425415
LA-Z-BOY Inc.		       COM		505336107  7071	   415920   SH		     SOLE	  415920
Manpower Inc		       COM		56418H100 19409	   339432   SH		     SOLE	  339432
Merck & Company Inc.	       COM		589331107 47049	  1335475   SH		     SOLE	 1335475
NBTY Inc		       COM		628782104 27437	  1218340   SH		     SOLE	 1218340
NCO Group Inc		       COM		628858102  7189	   302682   SH		     SOLE	  302682
National City Corp	       COM		635405103 16244	   465438   SH		     SOLE	  465438
Officemax Inc		       COM		67622P101  7269	   240945   SH		     SOLE	  240945
Peoples Energy Corp.	       COM		711030106 12971	   363959   SH		     SOLE	  363959
Pfizer Inc		       COM		717081103 10694	   429131   SH		     SOLE	  429131
Quaker Chemical Corp	       COM		747316107 10364	   476498   SH		     SOLE	  476498
RadioShack Corp		       COM		750438103 21153	  1099997   SH		     SOLE	 1099997
Superior Industries Intl       COM		868168105  4715	   243550   SH		     SOLE	  243550
Tecumseh Products CL A	       COM		878895200 25070	  1021998   SH		     SOLE	 1021998
UnumProvident Corp	       COM		91529Y106 17468	   852941   SH		     SOLE	  852941
Werner Enterprises Inc	       COM		950755108 11661	   634767   SH		     SOLE	  634767

